Equity-Based Compensation - Incentive units (Details) - Restricted Stock [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Incentive Units
Granted and outstanding at beginning of period (in shares)	174,503	142,500	108,500
Granted (in shares)	18,400	49,119	50,000
Forfeited (in shares)	(10,709)	(10,000)	(16,000)
Repurchased (in shares)	(6,202)	(7,116)
Granted and Outstanding at end of period (in shares)	175,992	174,503	142,500
Vested at December 31, 2021 (in shares)	129,972
Weighted Average Grant Date Fair Value
Granted and Outstanding at beginning of period (in dollars per shares)	$ 38.82	$ 38.10	$ 49.89
Granted (in dollars per shares)	215.31	95.27	5.13
Forfeited (in dollars per shares)	100.66	15.40	15.04
Repurchased (in dollars per shares)	476.06	447.15
Granted and Outstanding at end of period (in dollars per shares)	38.09	$ 38.82	$ 38.10
Vested at December 31, 2021 (in dollars per share)	$ 56.41
Total Value
Granted and Outstanding at beginning of period	$ 6,773	$ 5,429	$ 5,413
Granted	3,962	4,680	257
Forfeited	(1,078)	(154)	(241)
Repurchased	(2,953)	(3,182)
Granted and Outstanding at end of period	6,704	$ 6,773	$ 5,429
Vested at December 31, 2021	$ 7,332